Related Party Transactions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 23, 2019	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		11,985	11,565
Affiliated Entity [Member]
Related party Transaction Expense		$ 3.4	$ 3.2
Affiliated Entity [Member] | identity Verification Services
Related Party Transaction, Purchases from Related Party		0.1	0.1
Affiliated Entity [Member] | Atomic Labs And Affiliated Company
Related party Transaction Expense		2.9
Intangible assets and vendor deposits related party		0.5	$ 0.0
Related party transaction marketing expenses		0.1
Related party transaction selling general and administration expenses		2.8
Accounts payable due to related party current		$ 0.0
Management [Member] | Nonrecourse Related Party Promissory Notes
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		16,345,627	16,855,230
Long-term Debt, Term		10 years
Long-term Debt, Term Following Initial Public Offering		6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Value		$ 7.2	$ 8.1
Sale Of Stock From C E O And Member Of Board Of Directors [Member] | Chief Executive Officer And Director [Member]
Sale of Stock, Number of Shares Issued in Transaction	737,058
Sale of Stock, Price Per Share	$ 6.11
Sale of Stock, Consideration Received on Transaction	$ 4.5
Redeemable Common Stock Transaction [Member] | Affiliated Entity [Member]
Sale Of Stock, Put Right Period	6 months
Redeemable Common Stock Transaction [Member] | C E O And director Member [Member]
Related party Transaction Expense	$ 3.0
Redeemable Class A Common Stock | C E O And director Member [Member]
Reclassifications of Temporary to Permanent Equity		4.5
Maximum | Affiliated Entity [Member] | Atomic Labs And Affiliated Company
Accounts payable due to related party current			0.1
Maximum | HIMS Identity Verification Services [Member]
Accounts payable due to related party current		$ 0.1	$ 0.1
Minimum | Management [Member] | Nonrecourse Related Party Promissory Notes
Related Party Transaction, Rate		2.21%	3.02%